FEDERAL INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Line Items]
Federal income taxes at the statutory rate	$ 713	$ 1,051
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(32)	(31)
FIN 48 reserve recognition	(87)	0
Other	2	1
Total federal income taxes	$ 596	$ 1,021